Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Line Items]
Tenant Purchase Requirement, Minimum	$ 10,710
Tenant Purchase Requirement Maximum	11,550
Required Tenant Purchase Price	$ 10,710
Building and Building Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Land and Equipment, Useful Life, Minimum (in years)	8
Property, Land and Equipment, Useful Life, Maximum (in years)	40
Land Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Land and Equipment, Useful Life, Minimum (in years)	15
Property, Land and Equipment, Useful Life, Maximum (in years)	20
Fixtures and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Land and Equipment, Useful Life, Minimum (in years)	2
Property, Land and Equipment, Useful Life, Maximum (in years)	16